Performance Management - MML Series Investment Fund II	Dec. 31, 2025
MML VIP Barings Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘23,	7.38%	Lowest Quarter:	2Q ‘22,	-6.19%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	7.85%	0.48%	2.64%
Service Class	7.59%	0.23%	2.38%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP Barings Core Bond Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	7.38%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(6.19%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MML VIP Barings Inflation-Protected and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	6.22%	Lowest Quarter:	2Q ‘22,	-6.61%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	5.89%	1.12%	3.15%
Service Class	5.57%	0.85%	2.89%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	7.01%	1.12%	3.09%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP Barings Inflation-Protected and Income Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	6.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(6.61%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MML VIP Barings Short-Duration Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Aggregate 1-3 Year Bond Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Aggregate 1-3 Year Bond Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceClass II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	4.44%	Lowest Quarter:	1Q ‘20,	-7.02%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class II	5.96%	2.56%	2.57%
Service Class I	5.76%	2.30%	2.31%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Aggregate 1-3 Year Bond Index (reflects no deduction for fees, expenses, or taxes)	5.39%	1.98%	2.08%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP Barings Short-Duration Bond Fund | Class II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	4.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(7.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP Barings U.S. Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (FTSE 3 Month US T Bill Index). The Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund. Performance results shown were achieved when the Fund could invest in types of securities that it is no longer able to hold. Future performance of the Fund may be lower as a result. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (FTSE 3 Month US T Bill Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance results shown were achieved when the Fund could invest in types of securities that it is no longer able to hold. Future performance of the Fund may be lower as a result. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘23,	1.26%	Lowest Quarter:	1Q ‘16; 3Q ‘16 thru 4Q ‘16; 2Q ‘20 thru 1Q ‘22, 0.00%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	3.79%	2.87%	1.80%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

	One Year	Five Years	Ten Years
FTSE 3 Month US T Bill Index (reflects no deduction for fees, expenses, or taxes)	4.40%	3.31%	2.23%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP Barings U.S. Government Money Market Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
MML VIP BlackRock Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and two additional indexes, each of which MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index and Custom MML VIP Balanced Index). The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and two additional indexes, each of which MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index and Custom MML VIP Balanced Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	15.38%	Lowest Quarter:	1Q ‘20,	-14.58%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	12.84%	7.86%	9.21%
Service Class	12.56%	7.59%	8.93%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Lipper Balanced Fund Index (reflects no deduction for taxes)	13.40%	6.77%	8.18%
Custom MML VIP Balanced Index (reflects no deduction for fees, expenses, or taxes)(1)	13.76%	8.49%	9.85%
[1]
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP BlackRock Balanced Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	15.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(14.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP BlackRock iShares 60/40 Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceClass II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘23,	9.54%	Lowest Quarter:	2Q ‘22,	-11.16%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Since Inception (02/11/22)
Class II	14.66%	6.72%
Service Class I	14.31%	6.43%
MSCI ACWI (reflects no deduction for fees or expenses)	22.34%	10.78%
Lipper Balanced Fund Index (reflects no deduction for taxes)	13.40%	6.34%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
MML VIP BlackRock iShares 60/40 Allocation Fund | Class II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	9.54%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(11.16%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MML VIP BlackRock iShares 80/20 Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceClass II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘23,	10.37%	Lowest Quarter:	2Q ‘22,	-13.37%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Since Inception (02/11/22)
Class II	17.14%	8.63%
Service Class I	16.90%	8.37%
MSCI ACWI (reflects no deduction for fees or expenses)	22.34%	10.78%
Lipper Balanced Fund Index (reflects no deduction for taxes)	13.40%	6.34%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
MML VIP BlackRock iShares 80/20 Allocation Fund | Class II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	10.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(13.37%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MML VIP Franklin Templeton Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Value Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘20,	15.86%	Lowest Quarter:	1Q ‘20,	-26.59%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	17.49%	13.75%	11.23%
Service Class	17.20%	13.47%	10.96%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.91%	11.33%	10.53%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP Franklin Templeton Equity Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	15.86%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(26.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP Invesco Discovery Large Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund began operations on November 14, 2025. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history for the Fund, along with the performance of the S&P 500®
Index as a primary index and the Russell 1000 Growth Index as a secondary index, will be available after the Fund has been in operation for one calendar year.

MML VIP Invesco Discovery Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund began operations on November 14, 2025. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history for the Fund, along with the performance of the Russell 3000® Index as a primary index and the Russell Midcap Growth Index as a secondary index, will be available after the Fund has been in operation for one calendar year.

MML VIP Invesco Small Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	28.35%	Lowest Quarter:	1Q ‘20,	-30.52%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	8.86%	8.38%	10.73%
Service Class	8.59%	8.11%	10.46%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%

	One Year	Five Years	Ten Years
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	12.81%	6.09%	9.62%

	Year Ended December 31
	2025	2024	2023	Period Ended December 31, 2022[b]
Portfolio turnover rate[x]..........................................................................	7%	7%	5%	7%

	Year Ended December 31
	2025	2024	2023	Period Ended December 31, 2022[b]
Portfolio turnover rate[x]..........................................................................	6%	6%	8%	7%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP Invesco Small Cap Equity Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	28.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(30.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]
(1)	The Custom MML VIP Balanced Index is a hypothetical custom index which comprises the S&P 500® Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%).